Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts
The following table summarizes the notional amounts of derivative contracts at March 31, 2021 and 2022:

	Notional amounts(1)
	2021	2022
	(in trillions)
Interest rate contracts	¥1,308.4	¥1,391.8
Foreign exchange contracts	222.0	245.0
Equity contracts	8.0	7.4
Commodity contracts	0.1	0.1
Credit derivatives	9.8	9.8
Other	3.5	3.2
Total	¥1,551.8	¥1,657.3

Note:
(1)Includes both written and purchased positions.
Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet
The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s consolidated balance sheets at March 31, 2021 and 2022:

	Fair value of derivative instruments
	2021(1)(5)			2022(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥7,718	¥—	¥7,718	¥5,445	¥—	¥5,445
Foreign exchange contracts	3,910	—	3,910	4,801	2	4,803
Equity contracts	231	—	231	151	—	151
Commodity contracts	27	—	27	22	—	22
Credit derivatives	94	—	94	103	—	103
Other(6)	17	—	17	10	—	10
Total derivative assets	¥11,997	¥—	¥11,997	¥10,532	¥2	¥10,534

Derivative liabilities:
Interest rate contracts	¥7,361	¥—	¥7,361	¥5,652	¥—	¥5,652
Foreign exchange contracts	4,022	5	4,027	4,907	1	4,908
Equity contracts	237	—	237	277	—	277
Commodity contracts	27	—	27	22	—	22
Credit derivatives	109	—	109	101	—	101
Other(6)	(47)	—	(47)	(65)	—	(65)
Total derivative liabilities	¥11,709	¥5	¥11,714	¥10,894	¥1	¥10,895

Notes:
(1)The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets and liabilities except for (6).
(3)The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
(4)This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.
(6)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.
Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)	Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	2020			2021			2022
	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total
	(in billions)
Interest rate contracts	¥—	¥(173)	¥(173)	¥—	¥70	¥70	¥—	¥51	¥51
Foreign exchange contracts	(429)	—	(429)	(91)	—	(91)	(39)	—	(39)
Equity contracts	—	30	30	—	(269)	(269)	—	(98)	(98)
Credit derivatives	—	15	15	—	(53)	(53)	—	(34)	(34)
Other(1)	(5)	(31)	(36)	11	(178)	(167)	(6)	(21)	(27)
Total	¥(434)	¥(159)	¥(593)	¥(80)	¥(430)	¥(510)	¥(45)	¥(102)	¥(147)

Note:
(1)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.
Protection Sold Through Credit Derivatives
The table below summarizes certain information regarding protection sold through credit derivatives as of March 31, 2021 and 2022:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2021:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥294,312	¥2,235,390	¥715,896	¥3,245,598	¥(67,707)
Non-investment grade	84,780	311,702	59,145	455,627	5,284
Not rated	—	1,683	—	1,683	(83)
Total	379,092	2,548,775	775,041	3,702,908	(62,506)
Index and basket credit default swaps:
Investment grade(2)	43,000	470,063	29,133	542,196	(4,753)
Non-investment grade	35,427	65,319	—	100,746	(1,165)
Not rated	59,534	29,971	852	90,357	(919)
Total	137,961	565,353	29,985	733,299	(6,837)
Total credit default swaps sold	517,053	3,114,128	805,026	4,436,207	(69,343)
Other credit derivatives sold(3):
Investment grade(2)	—	16,606	—	16,606	57
Total credit derivatives	¥517,053	¥3,130,734	¥805,026	¥4,452,813	¥(69,286)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2022:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥408,281	¥1,874,796	¥731,946	¥3,015,023	¥(61,308)
Non-investment grade	91,161	349,847	66,452	507,460	5,378
Not rated	—	—	—	—	—
Total	499,442	2,224,643	798,398	3,522,483	(55,930)
Index and basket credit default swaps:
Investment grade(2)	67,600	458,153	36,955	562,708	(9,604)
Non-investment grade	56,299	19,936	—	76,235	(61)
Not rated	19,944	279,955	886	300,785	(7,320)
Total	143,843	758,044	37,841	939,728	(16,985)
Total credit default swaps sold	643,285	2,982,687	836,239	4,462,211	(72,915)
Other credit derivatives sold:
Investment grade	—	—	—	—	—
Total credit derivatives	¥643,285	¥2,982,687	¥836,239	¥4,462,211	¥(72,915)

Notes:
(1)Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)Other credit derivatives primarily consist of guarantees for exposures held by the counterparty under interest rate swaps and other types of derivative contracts.